Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Noncontrolling Interests [Abstract]
Noncontrolling Interests

Note 11: Noncontrolling Interests

Certain of the subsidiaries that we consolidate are not wholly owned. Some of the agreements with the minority partners of these subsidiaries contain redemption features whereby interests held by the minority partners are redeemable either (i) at the option of the holder or (ii) upon the occurrence of an event that is not solely within our control. If interests were to be redeemed under these agreements, we would generally be required to purchase the interest at fair value on the date of redemption. These interests are presented on the balance sheet outside of equity under the caption “redeemable noncontrolling interests.” Noncontrolling interests that do not contain such redemption features are presented in equity.

In connection with the NBCUniversal transaction in January 2011, we obtained a portion of our interest in NBCUniversal Holdings in exchange for GE receiving a 49% indirect noncontrolling interest in the Comcast Content Business. The difference between the fair value of the interest we received and the historical carrying value of the noncontrolling interest in the Comcast Content Business resulted in an increase of $1.7 billion, net of taxes, to additional paid-in capital in 2011.

GE's 49% noncontrolling common equity interest in NBCUniversal Holdings is recorded as a redeemable noncontrolling interest in our consolidated financial statements due to the redemption provisions discussed in Note 4. The initial value for the redeemable noncontrolling interest was based on the fair value for the portion attributable to the net assets of the NBCUniversal businesses we acquired and based on our historical cost for the portion attributable to the Comcast Content Business. We adjust GE's redeemable noncontrolling interest for its 49% interest in NBCUniversal Holdings' and NBCUniversal's earnings and changes in other comprehensive income, as well as for other capital transactions attributable to GE. The carrying amount of GE's redeemable noncontrolling interest was in excess of the estimated redemption value as of December 31, 2012.

On February 12, 2013, we entered into an agreement to acquire GE's 49% noncontrolling common equity interest in NBCUniversal Holdings. See Note 21 for additional information.

Changes in Equity
Year ended December 31 (in millions)	2012	2011
Net income attributable to Comcast Corporation	$6,203	$4,160
Transfers from (to) noncontrolling interests:
Increase in Comcast Corporation additional paid-in capital resulting from the
issuance of noncontrolling equity interest	-	1,650
Increase in Comcast Corporation additional paid-in capital resulting from the
purchase of noncontrolling interest	2	-
Changes in equity resulting from net income attributable to Comcast Corporation and
transfers from (to) noncontrolling interests	$6,205	$5,810